Convertible Debentures and Promissory Notes Payable (Tables)	6 Months Ended
May 31, 2023
Convertible debentures and promissory notes payable
Schedule of related party transactions
	May 31,	November 30,
	2023	2022
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	250,000	250,000
	$1,800,000	$1,800,000

Schedule of Promissory notes payable
	May 31,	November 30,
	2023	2022
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	156,377	157,437

Promissory notes payable to third party
unsecured, 10% annual interest
rate on the outstanding loan balance	203,077	203,077

	359,454	360,514